Material accounting policies - Judgements (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Scrap value estimate, historical average period used	4 years
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
Forecast | tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years